Lease Obligations	12 Months Ended
Dec. 28, 2014
Lease Obligations
Lease Obligations

8. Lease Obligations

        The principal real and personal properties leased by the Company include store, office and warehouse buildings and delivery and computer equipment. As of December 28, 2014, of the Company's operating stores, 239 store properties are leased directly from third-party lessors and eight stores were on real property that is ground leased from third-party lessors. These leases had an average remaining lease term of approximately 8.3 years as of December 28, 2014. These leases generally contain renewal options, at the Company's election, and require the Company to pay costs such as real estate taxes and common area maintenance. Certain leases include rent escalation clauses or provide for rental payments in excess of the minimum based upon the store's sales levels.

        Lease expense for operating leases reported within "Cost of sales, buying and occupancy" on the Company's consolidated statements of operations and comprehensive (loss) income was $85.7 million, $78.2 million, $9.6 million and $60.5 million for the years ended December 28, 2014 and December 29, 2013, the period November 15, 2012 through December 30, 2012, and the period January 2, 2012 through November 14, 2012, respectively. All lease expenses were paid to third-party lessors.

        Aggregate minimum future lease payments for real property, including sale leaseback store properties, as well as equipment and other property at December 28, 2014, are as follows (in thousands):

Operating Leases
Fiscal Year:
2015	$92,499
2016	90,560
2017	84,123
2018	77,387
2019	68,911
Thereafter	521,501

Future minimum lease payments	$934,981

        During the fourth quarter of 2011, the Predecessor Company sold 39 store properties and one warehouse distribution facility to three different buyers. Concurrent with the sales, the Predecessor Company entered into 20-year operating leases with two options to extend the term for a period of 10 years each for three store properties sold, 20-year operating leases with six options to extend the term for a period of five years each for 36 store properties sold, and a 10-year operating lease with four options to extend the term for a period of five years each for one warehouse distribution facility sold. The Predecessor Company received proceeds of $230.3 million in connection with the sales. The carrying value of the properties sold was $195.2 million. The transactions were accounted for as sale and leaseback resulting in an immediate recognition of a $2.0 million loss on the transactions and the deferral of a $32.0 million gain, which was being amortized to rent expense over various non-cancelable lease terms. During the second quarter of 2012, three additional store properties were sold. Concurrent with the sales, the Predecessor Company entered into 25-year operating leases with five options to extend the term for a period of five years. The transactions were also accounted for as sale and leaseback resulting in the deferral of a $5.6 million gain, which was being amortized to rent expense over the lease terms. These leases require the Company to pay costs such as real estate taxes and repair and maintenance. Certain leases include rent escalation clauses.

        The deferred gain amortized and reported within "Cost of sales, buying and occupancy" on the Predecessor's consolidated statements of operations and comprehensive income (loss) was $1.7 million for the period January 2, 2012 through November 14, 2012. The remaining unamortized deferred gain of $35.9 million was written off in accordance with ASC 805 in connection with the Ares Acquisition.

        The future minimum lease payments under the terms of the related lease agreements at December 28, 2014, are as follows (in thousands):

Operating Leases
Fiscal Year:
2015	$17,255
2016	17,348
2017	17,441
2018	17,477
2019	17,611
Thereafter	195,666

Future minimum lease payments	$282,798